Financing receivables (Tables)	6 Months Ended
Sep. 30, 2015
Financing receivables
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2015
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥324,503	¥—	¥324,503
Short-term secured margin loans	425,245	—	425,245
Inter-bank money market loans	16,995	—	16,995
Corporate loans	377,114	317,218	694,332

Total loans receivable	¥1,143,857	¥317,218	¥1,461,075

Advances to affiliated companies	2,104	—	2,104

Total	¥1,145,961	¥317,218	¥1,463,179

	Millions of yen
	September 30, 2015
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥359,669	¥—	¥359,669
Short-term secured margin loans	497,459	—	497,459
Inter-bank money market loans	13,709	—	13,709
Corporate loans	446,993	278,943	725,936

Total loans receivable	¥1,317,830	¥278,943	¥1,596,773

Advances to affiliated companies	761	—	761

Total	¥1,318,591	¥278,943	¥1,597,534

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for losses for current period

	Millions of yen
	Six months ended September 30, 2014
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥678	¥87	¥—	¥82	¥1	¥848	¥2,161	¥3,009
Provision for credit losses	(139)	(35)	—	(13)	(0)	(187)	34	(153)
Charge-offs	—	—	—	—	—	—	(121)	(121)
Other(1)	—	—	—	0	—	0	19	19

Ending balance	¥539	¥52	¥—	¥69	¥1	¥661	¥2,093	¥2,754

	Millions of yen
	Six months ended September 30, 2015
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥739	¥142	¥—	¥79	¥1	¥961	¥2,292	¥3,253
Provision for credit losses	96	4	—	(71)	(1)	28	127	155
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	1	—	0	—	1	(26)	(25)

Ending balance	¥835	¥147	¥—	¥8	¥0	¥990	¥2,393	¥3,383

	Millions of yen
	Three months ended September 30, 2014
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥678	¥58	¥—	¥69	¥1	¥806	¥2,050	¥2,856
Provision for credit losses	(139)	(6)	—	0	(0)	(145)	29	(116)
Charge-offs	—	—	—	—	—	—	(8)	(8)
Other(1)	—	—	—	0	—	0	22	22

Ending balance	¥539	¥52	¥—	¥69	¥1	¥661	¥2,093	¥2,754

	Millions of yen
	Three months ended September 30, 2015
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥739	¥155	¥—	¥8	¥1	¥903	¥2,306	¥3,209
Provision for credit losses	96	(8)	—	—	(1)	87	123	210
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	0	—	0	—	0	(36)	(36)

Ending balance	¥835	¥147	¥—	¥8	¥0	¥990	¥2,393	¥3,383

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for loan losses and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2015
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥3	¥84	¥—	¥7	¥—	¥94
Evaluated collectively	736	58	—	72	1	867

Total allowance for credit losses	¥739	¥142	¥—	¥79	¥1	¥961

Loans by impairment methodology
Evaluated individually	¥4,929	¥172,259	¥16,995	¥369,113	¥174	¥563,470
Evaluated collectively	319,574	252,986	—	8,001	1,930	582,491

Total loans	¥324,503	¥425,245	¥16,995	¥377,114	¥2,104	¥1,145,961

	Millions of yen
	September 30, 2015
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥0	¥42	¥—	¥7	¥—	¥49
Evaluated collectively	835	105	—	1	0	941

Total allowance for credit losses	¥835	¥147	¥—	¥8	¥0	¥990

Loans by impairment methodology
Evaluated individually	¥6,498	¥159,347	¥13,709	¥437,793	¥—	¥617,347
Evaluated collectively	353,171	338,112	—	9,200	761	701,244

Total loans	¥359,669	¥497,459	¥13,709	¥446,993	¥761	¥1,318,591

Analysis of each class of loans not carried at fair value using Nomura's internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2015
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥100,927	¥38,373	¥—	¥39,186	¥178,486
Unsecured loans at banks	141,395	4,620	2	—	146,017
Short-term secured margin loans	—	—	—	425,245	425,245
Secured inter-bank money market loans	7,249	—	—	—	7,249
Unsecured inter-bank money market loans	9,746	—	—	—	9,746
Secured corporate loans	249,046	117,255	1,141	2,298	369,740
Unsecured corporate loans	3,619	—	—	3,755	7,374
Advances to affiliated companies	1,929	175	—	—	2,104

Total	¥513,911	¥160,423	¥1,143	¥470,484	¥1,145,961

	Millions of yen
	September 30, 2015
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥121,873	¥62,229	¥—	¥42,042	¥226,144
Unsecured loans at banks	132,930	594	1	—	133,525
Short-term secured margin loans	—	—	—	497,459	497,459
Secured inter-bank money market loans	4,324	—	—	—	4,324
Unsecured inter-bank money market loans	9,385	—	—	—	9,385
Secured corporate loans	246,148	189,551	—	2,314	438,013
Unsecured corporate loans	3,461	—	—	5,519	8,980
Advances to affiliated companies	761	—	—	—	761

Total	¥518,882	¥252,374	¥1	¥547,334	¥1,318,591

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.